FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of financial instruments by category
Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,020,810	26,025	-	1,046,835
Other financial assets, current (*)	83,150	347	17,641	101,138
Trade and others accounts receivable, current	902,672	-	-	902,672
Accounts receivable from related entities, current	724	-	-	724
Other financial assets, non current	15,622	-	-	15,622
Accounts receivable, non current	12,201	-	-	12,201
Total	2,035,179	26,372	17,641	2,079,192

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	4,447,780	2,937	2,734	4,453,451
Trade and others accounts payable, current	4,860,153	-	-	4,860,153
Accounts payable to related entities, current	661,602	-	-	661,602
Other financial liabilities, non-current	5,948,702	-	-	5,948,702
Accounts payable, non-current	472,426	-	-	472,426
Total	16,390,663	2,937	2,734	16,396,334

(*)	The value presented as fair value with changes in the result, corresponds mainly to private investment funds; and as measured at amortized cost correspond to guarantees delivered.

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,663,059	32,782	-	1,695,841
Other financial assets, current (*)	48,605	348	1,297	50,250
Trade and others accounts receivable, current	599,381	-	-	599,381
Accounts receivable from related entities, current	158	-	-	158
Other financial assets, non current	33,140	-	-	33,140
Accounts receivable, non current	4,986	-	-	4,986
Total	2,349,329	33,130	1,297	2,383,756

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	3,050,059	2,937	2,734	3,055,730
Trade and others accounts payable, current	2,322,125	-	-	2,322,125
Accounts payable to related entities, current	812	-	-	812
Other financial liabilities, non-current	7,803,801	-	-	7,803,801
Accounts payable, non-current	651,600	-	-	651,600
Accounts payable to related entities, non-current	396,423	-	-	396,423
Total	14,224,820	2,937	2,734	14,230,491

(*)	The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and as measured at amortized cost they correspond to the guarantees granted.